Vessels, net	6 Months Ended
Jun. 30, 2019
Vessels, net [Abstract]
Vessels, net

5        Vessels, net

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry docking costs	Net Book Value
Balance at January 1, 2019	179,427	(97,280)	6,978	(5,375)	83,750
Additions	-	-	(5)	-	(5)
Depreciation & Amortization	-	(2,270)	-	(910)	(3,180)
Balance at June 30, 2019	179,427	(99,550)	6,973	(6,285)	80,565

No events and circumstances were identified that would require an impairment loss to be recognized based on the Company’s impairment assessment as of June 30, 2019.